Statement of Changes in Shareholders Equity (Deficit) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Common Stock Issuable [Member]	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2018		3,333,256
Balance, amount at Dec. 31, 2018	$ (475,523)	$ 22,117,962	$ 4,965,842	$ 0	$ (27,559,327)
Issuance of common stock for cash, shares		2,601,898
Issuance of common stock for cash, amount	1,571,000	$ 1,561,000	0	10,000	0
Issuance of common stock for services and settlement of related party debt and accounts payable, shares		867,893
Issuance of common stock for services and settlement of related party debt and accounts payable, amount	873,817	$ 1,044,228	(170,411)	0	0
Issuance of common stock for services, shares		125,000
Issuance of common stock for services, amount	303,750	$ 303,750	0	0	0
Shares issuable for interest	17,500	0	0	17,500	0
Net loss for the year	(1,702,424)	$ 0	0	0	(1,702,424)
Balance, shares at Dec. 31, 2019		6,928,047
Balance, amount at Dec. 31, 2019	588,120	$ 25,026,940	4,795,431	27,500	(29,261,751)
Issuance of common stock for cash, shares		2,896,677
Issuance of common stock for cash, amount	1,980,000	$ 1,830,000	0	150,000	0
Issuance of common stock for services and settlement of related party debt and accounts payable, shares		647,355
Issuance of common stock for services and settlement of related party debt and accounts payable, amount	1,308,035	$ 781,314	544,221	(17,500)	0
Net loss for the year	(1,369,470)	$ 0	0	0	(1,369,470)
Balance, shares at Dec. 31, 2020		10,472,079
Balance, amount at Dec. 31, 2020	2,506,685	$ 27,638,254	5,339,652	160,000	(30,631,221)
Issuance of common stock for cash, shares		943,667
Issuance of common stock for cash, amount	660,250	$ 820,250	0	(160,000)	0
Issuance of common stock for services, shares		125,000
Issuance of common stock for services, amount	197,650	$ 197,650	0	0	0
Net loss for the year	(1,846,151)	0	0	0	(1,846,151)
Share subscriptions received	150,000	0	0	150,000	0
Shares issuable for director's fees	525,800	$ 0	0	525,800	0
Balance, shares at Dec. 31, 2021		11,540,746
Balance, amount at Dec. 31, 2021	$ 2,194,234	$ 28,656,154	$ 5,339,652	$ 675,800	$ (32,477,372)